June 29, 2020

United States Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549
Re:	Resource Credit Income Fund

Ladies and Gentlemen:

On behalf of Resource Credit Income Fund (the “Fund”), we hereby file a preliminary proxy statement pursuant to Schedule 14A under the Securities Exchange Act of 1934. The proxy relates to the approval of a new investment advisory agreement between the Fund and Sierra Crest Investment Management LLC.

Please call the undersigned at 614-469-3280 with any comments or questions.

Very truly yours,

/s/ Craig A. Foster

Craig A. Foster

Craig.Foster@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3280